Parent-Only Financials (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities:
Net income (loss)	$ 27,555,442	$ (82,889,335)	$ (28,427,244)
Less: net income (loss) from discontinued operations	28,488,305	(82,206,040)	(26,227,138)
Net loss from continuing operations	(932,863)	(683,295)	(2,200,106)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of warrants	(1,088,443)	(205,785)	(531,099)
Issuance cost in connection with registered direct offerings	455,531
Share based compensation expenses	123,000	872,000	2,418,688
Net cash used in operating activities	(1,057,109)	(3,178,300)	(51,972)
Cash Flows from Investing Activities:
Net cash provided by investing activities	(4,437,844)	(1,134,450)	453,308
Cash Flows from Financing Activities:
Net cash provided by financing activities	9,493,641	486,919	(388,495)
Increase in cash and cash equivalents	3,707,465	961,280
Cash and cash equivalents at beginning of year	961,280
Cash and cash equivalents at end of year	4,668,745	961,280
Parent [Member]
Cash Flows from Operating Activities:
Net income (loss)	27,555,442	(82,889,335)	(28,427,244)
Less: net income (loss) from discontinued operations	28,488,305	(82,206,040)	(26,227,138)
Net loss from continuing operations	(932,863)	(683,295)	(2,200,106)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of warrants	1,088,443	205,785	531,099
Issuance cost in connection with registered direct offerings	455,531
Share based compensation expenses	123,000	872,000	2,418,688
Equity loss in subsidiaries	(1,442,775)	(17,080)
Net cash used in operating activities			(312,517)
Cash Flows from Investing Activities:
Net cash provided by investing activities
Cash Flows from Financing Activities:
Proceeds from private placements	5,500,000	1,176,307
Cash raised in private placement of ordinary shares	4,118,223
Borrowings from a shareholder			312,517
Loan to a VIE and a subsidiary	(9,118,223)	(1,176,307)
Net cash provided by financing activities			312,517
Increase in cash and cash equivalents
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year